Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Depreciation and amortization	$ 1,887,729	$ 3,199,225	$ 3,750,447	$ 6,429,961	$ 154,464	$ 111,380
Asset impairment charges	16,135,000		16,135,000		46,498,689
Depreciation	$ 13,899		$ 36,312
Finance lease amortization expense		$ 12,872		$ 59,608
Argyll, EGL, HelixGameCenters, LeaseholdImprovements and FinanceLeaseAssets [Member]
Asset impairment charges					$ 653,107